INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAXES

17.INCOME TAXES

The Group is subject to different income tax rates in various countries and jurisdictions under laws and relevant interpretations depending on the place of formation. Under the current laws of Germany, companies are subject to income tax at a standard rate of 15% (15.825% including solidarity surcharge), plus municipal trade tax of 7%-17%. The income tax rates in other countries and jurisdictions are of little effect on the financial statements. In other major jurisdictions, including Austria, Netherlands and Belgium, the Group is subject to a range from 9% to 25% of the statutory income tax rate, respectively.

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), which was effective from January 1, 2008, domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%, and the industries and projects that are encouraged and supported by the State may enjoy tax preferential treatment. Jizhu Information and Technology (Shanghai) Co., Ltd. (“Jizhu Shanghai”), which once called Mengguang Information and Technology (Shanghai) Co., Ltd, is a recognized software development entity located in Shanghai of PRC. In November 2018, Jizhu Shanghai was qualified as high and new tech enterprise, resulting Jizhu Shanghai subject to a reduced tax rate of 15% in 2018, 2019 and 2020. In December 2021, Jizhu Shanghai was qualified as high and new tech enterprise, resulting Jizhu Shanghai subject to a reduced tax rate of 15% in 2021, 2022 and 2023. H-World Information and Technology Co., Ltd. is qualified as high and new tech enterprise, resulting H-World Information and Technology Co., Ltd. subject to a reduced tax rate of 15% in 2019, 2020 and 2021. Pursuant to the relevant regulations applicable to small and micro businesses, from January 1, 2019 to December 31, 2021, several PRC subsidiaries enjoy a preferential tax rate of 20% with a discount to taxable income. For taxable income less than RMB1, 75% of the taxable income would be exempted in tax computation, and for taxable income over RMB1 but less than RMB3, the discount would be 50%. Entities qualified as small and micro businesses shall be engaged in industries not restricted or prohibited by the state, which simultaneously meet the following three conditions: annual taxable income does not exceed RMB3, the number of employees does not exceed 300, and the total assets does not exceed RMB50.

Income (loss) before income taxes consists of:

	Years Ended December 31,
	2019	2020	2021
PRC including Hong Kong and Taiwan	2,334	(392)	617
Germany	—	(1,606)	(632)
Other	231	(281)	(393)
Total	2,565	(2,279)	(408)

Income tax expense (benefit) is comprised of the following:

	Years Ended December 31,
	2019	2020	2021
Current Tax	678	338	555
Deferred Tax	(38)	(553)	(543)
Total	640	(215)	12

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Years Ended December 31,
	2019	2020	2021
PRC statutory tax rate	25%	25%	25%
Tax effect of non-deductible expenses and non-taxable income in determining taxable profit	(3)%	(6)%	(6)%
Effect of different tax rate of group entities operating in other jurisdictions	1%	(2)%	(6)%
Effect of change in valuation allowance	2%	(10)%	(24)%
Effect of tax holiday	(2)%	1%	9%
Effect of cash dividends	4%	0%	(8)%
Effect of excess tax benefit of share-based rewards	(2)%	1%	7%
Effective tax rate	25%	9%	(3)%

The aggregate amount and per share effect of the tax holidays are as follows:

	Years Ended December 31,
	2019	2020	2021
Aggregate amount	45	31	37
Per share effect—basic	0.02	0.01	0.01
Per share effect—diluted	0.01	0.01	0.01

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2020 and 2021 are as follows:

	As of December 31,
	2020	2021
Deferred tax assets:
Net loss carryforward	888	1,271
Deferred revenue	283	326
Long-term assets	388	238
Bad debt provision	18	40
Accrued payroll	69	45
Other accrued expenses	3	3
Share-based compensation	31	29
Others	12	150
Valuation allowance	(369)	(466)
Total deferred tax assets, net of valuation allowance	1,323	1,636
Deferred tax liabilities:
Fair value adjustment for Building, land use rights and identified intangible assets due to acquisition	1,782	1,596
Others	99	31
Total deferred tax liabilities	1,881	1,627
Net deferred tax (liabilities) assets	(558)	9
Analysis as:
Deferred tax assets	623	862
Deferred tax liabilities	1,181	853
Net deferred tax (liabilities) assets	(558)	9

Deferred tax assets and liabilities have been offset where the Group has a legally enforceable right to do so, and intends to settle on a net basis.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carryforward periods provided for in the tax law. Movement of the valuation allowance is as follows:

	Years Ended December 31,
	2019	2020	2021
Balance at the beginning of the year	(107)	(152)	(369)
Provided	(79)	(249)	(151)
Reversed	24	32	37
Written off	10	—	17
Balance at the end of the year	(152)	(369)	(466)

As of December 31, 2021, the Group’s PRC subsidiaries had tax loss carryforwards of RMB2,115, which will expire between 2022 and 2026 if not used, and RMB1,532, which will expire between 2022 and 2028 if not used. The Germany Companies had tax loss carry forwards of RMB1,192, which can be offset in the future without anytime restriction.

The Group determines whether or not a tax position is “more-likely-than-not” of being sustained upon audit based solely on the technical merits of the position. At December 31, 2020 and 2021, the Group had recorded liabilities for uncertain tax benefit of approximately RMB50 and RMB60 mainly associated with the interests on intercompany loans and other permanent differences related to Corporate Income and Trade Taxes, respectively. No interest or penalty expense was recorded for the years ended December 31, 2019, 2020 and 2021. In 2022, the Group will decrease its income tax liability by RMB 0.1 for unrecognized tax benefits previously recorded in 2012 as the statute of limitations for the tax liabilities of certain tax positions will expire under the PRC Tax Administration and Collection Law.

	Years Ended December 31,
	2019	2020	2021
Balance at January 1	14	18	50
Addition for tax positions	4	32	10
Balance at December 31	18	50	60

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. If there is a favorable tax treaty between mainland China and the jurisdiction of the foreign holding company, the income tax rate may be reduced. For example, holding companies in Hong Kong that are also tax residents in Hong Kong are eligible for a 5% withholding tax on dividends under the Tax Memorandum between China and the Hong Kong Special Administrative Region if the holding company is the beneficial owner of the dividends and holds more than 25% of the PRC company. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. In 2018, the Group revised its dividend policy that it may make a moderate dividend distribution every year with the range of 0.5% to 2.0% of its market capitalization from current year net income starting from 2018. The Group’s board of directors has complete discretion in deciding whether to distribute dividends and the dividend amounts within the approved range. The Group was restricted from distributing cash dividends until June 30, 2021 pursuant to the waiver from certain financial covenants that the Group obtained on April 17, 2020 for the syndicated bank loans and therefore did not accrue PRC dividend withholding tax in 2020. In March 2022, the Group announced that its board of directors declared a cash dividend of approximately US$68 million. To facilitate this dividend distribution and meet the oversea treasury demand, certain amount of dividends from the Group’s PRC subsidiaries to its oversea subsidiaries was planned. PRC dividend withholding tax of RMB32 was accrued as of December 31, 2021. Other than these dividends distributions, the Group intends to indefinitely reinvest the remaining undistributed earnings of RMB3,763 of the Group’s PRC subsidiaries, and therefore, no additional provision for PRC dividend withholding tax was accrued.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB0.1 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2017 through 2021 on non-transfer pricing matters, and from 2012 through 2021 on transfer pricing matters. Generally, the statute of limitations for the assessment and collection of taxes is four years. The four-year period usually starts at the end of the year in which the tax return is filed. If no tax return is filed, the statute of limitations starts with the end of the third year following the year in which the tax arose. Extended limitations of 5 and 10 years will apply in the event of tax evasion or tax fraud. The statute of limitations may be suspended for a variety of reasons, for example, appeal of assessment by taxpayers, announcement or start of a tax audit, obvious mistake in tax assessment, etc.

According to the German General Fiscal Code, the statute of limitations for the assessment and collection of taxes is four years. The four-year period usually starts at the end of the year in which the tax return is filed. If no tax return is filed, the statute of limitations starts with the end of the third year following the year in which the tax arose. Extended limitations of 5 and 10 years will apply in the event of tax evasion or tax fraud. The statute of limitations may be suspended for a variety of reasons, for example, appeal of assessment by taxpayers, announcement or start of a tax audit, obvious mistake in tax assessment, etc.